Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill [Roll Forward]
Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2015 were as follows:

Amounts
US$
Balance as of December 31, 2014	—
Additions	2,857,761
Deconsolidation and disposal of subsidiaries	(235,621)
Foreign currency translation adjustments	(160,947)
Balance as of December 31, 2015	2,461,193